Furniture, fixtures and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Schedule of Furniture, Fixtures and Equipment

in USD ‘000	2021	2020
Net book value as of January 1	151	245
Additions	29	10
Depreciation charge	(13)	(104)
Disposals	(109)	-
Net book value as of December 31	58	151
Total cost	430	652
Accumulated depreciation	(372)	(501)